Financial Instruments and Risk Management - Schedule of classified financial assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets
Cash	$ 4,372,837	$ 5,318,922
Digital currencies	65,899,449	170,000,412
Investments	2,866,181	17,000,742	$ 981,736
Total assets	196,117,547	452,274,331
Liabilities and equity
Convertible loan - derivative component	481,998	4,986,354
Total liabilities	47,301,816	63,221,766
Level 1 of fair value hierarchy [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	1,307,255	12,524,161
Total assets	1,307,255	12,524,161
Liabilities and equity
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 2 of fair value hierarchy [Member]
Assets
Cash	4,372,837	5,318,922
Digital currencies	65,899,449	170,000,412
Investments	0	0
Total assets	70,272,286	175,319,334
Liabilities and equity
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 3 of fair value hierarchy [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	1,558,926	4,476,251
Total assets	1,558,926	4,476,251
Liabilities and equity
Convertible loan - derivative component	481,998	4,986,354
Total liabilities	$ 481,998	$ 4,986,354